SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Employees and payroll related institutions	$ 727	$ 2,470
Provision for vacation and recreation pay	402	426
Royalties payable	93	57
Fair value of derivatives	217	222
Accrued expenses and sundry	2,130	3,203
Accounts payable and accruals, total	$ 3,569	$ 6,378